Business Combination and Acquisitions - Summary of Estimated Fair Value of Business Combination (Details) $ in Thousands	Feb. 28, 2021 USD ($)
Business Combinations [Abstract]
Equity consideration paid to existing E2open Holdings ownership, net	$ 461,549
Cash consideration to E2open Holdings, net of $15.1 million post business combination expense	585,971
Cash repayment of debt	978,521
Contingent consideration	158,598
Tax receivable agreement payable	49,892
Cash paid for seller transaction costs	38,135
Estimated fair value of the Business Combination	$ 2,272,666